Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
(Loss) Income for the year	$ (21,344)	$ (26,704)	$ 24,923
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plant and equipment	9,101	9,812	9,499
Depreciation of right-of-use assets	458	478	336
Loss on disposals of property, plant and equipment	249	227	130
Net accrued interest	26,859	13,941	13,741
Income from customer surcharges	(1,936)	(2,339)	(2,364)
Exchange difference	1,602	4,458	8,561
Income tax	15,636	(5,376)	21,924
Allowance for the impairment of trade and other receivables, net of recovery	1,962	6,311	2,782
Adjustment to present value of receivables	150	195	157
Provision for contingencies, net of recovery	2,351	1,030	2,808
Changes in fair value of financial assets	(3,967)	(1,492)	(578)
Accrual of benefit plans	755	720	538
Recovery of provision for credit RDSA (Note 38)	(580)
Net gain from the cancelattion of Corporate Notes	(3)	(626)	(939)
Gain from interest in joint ventures	(2)		(3)
Income from non-reimbursable customer contributions	(47)	(40)	(14)
Termination of agreement on real estate asset			(247)
Other financial results	1,058	311	302
Impairment of property, plant and equipment		26,248
Agreement on the Regularization of Obligations			(35,111)
Monetary gain (RECPAM)	(23,844)	(14,734)	(22,987)
Changes in operating assets and liabilities:
Increase in trade receivables	(2,688)	(5,768)	(7,792)
(Increase) Decrease in other receivables	(808)	(528)	1,768
(Increase) Decrease in inventories	(847)	50	(1,037)
Increase in financial assets at amortized cost		(478)
Increase in deferred revenue	270	1,900
Increase in trade payables	18,237	20,475	7,754
Increase in salaries and social security payable	877	2,582	1,848
Decrease in benefit plans	(71)	(21)	(92)
(Decrease) Increase in tax liabilities	(1,966)	(137)	2,023
Increase (Decrease) in other payables	187	(81)	(1,473)
Derivative financial instruments payments		(438)
Decrease in provisions	(301)	(176)	(201)
Payment of income tax payable		(3,651)	(5,390)
Net cash flows generated by operating activities	21,348	26,149	20,866
Cash flows from investing activities
Payment of property, plants and equipments	(14,725)	(14,858)	(19,245)
Net collection of financial assets			3,347
(Purchase) Collection net of Mutual funds and government bonds	(10,824)	(3,997)	11,252
Mutuum charges granted to third parties	5	53	296
Mutuum payments granted to third parties			(204)
Collection of receivables from sale of subsidiaries		15	21
Net cash flows used in investing activities	(25,544)	(18,787)	(4,533)
Cash flows from financing activities
Payment of borrowings		(1,132)	(3,273)
Payment of lease liability	(526)	(1,035)	(439)
Payment of interests from borrowings	(895)	(1,385)	(2,331)
Cancelattion of Corporate Notes	(17)	(5,731)	(3,144)
Acquisition of own shares			(1,231)
Net cash flows used in financing activities	(1,438)	(9,283)	(10,418)
(Decrease) Increase in cash and cash equivalents	(5,634)	(1,921)	5,915
Cash and cash equivalents at the beginning of year	6,582	6,572	66
Financial results in cash and cash equivalents	2,228	1,386	288
Result from exposure to inflation	(4)	545	303
(Decrease) Increase in cash and cash equivalents	(5,634)	(1,921)	5,915
Cash and cash equivalents at the end of the year	3,172	6,582	6,572
Supplemental cash flows information
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(1,521)	(1,846)	(1,126)
Adquisition of advances to suppliers, right-of-use assets through increased trade payables	$ (539)	$ (371)	$ (874)